Schedule of Investments
September 30, 2021 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 53.32%

Air Transportation, Nonscheduled - 8.09%
Bristow Group, Inc. (2)	83,278		2,650,739

Apparel & Other Finished Products- 0.86%
Crown Crafts, Inc.	38,183		282,554

Apparel Retail - 2.10%
Shoe Carnival, Inc.	2,000		64,840
The Buckle, Inc.	15,729		622,711

			687,551

Banks & Thrifts - 1.88%
Hope Bancorp, Inc.	12,507		180,601
OP Bancorp	18,612		191,704
PCB Bancorp	12,300		244,893

			617,198

Construction & Fabrication - 9.94%
Gulf Island Fabrication, Inc. (2)	453,257		1,799,430
Williams Industrial Service Group, Inc. (2)	342,193		1,460,069

			3,259,499

Electronics - 1.72%
AstroNova, Inc. (2)	10,400		156,520
Benchmark Electronics, Inc.	7,000		186,970
Kimball Electronics, Inc. (2)	8,521		219,586

			563,076

Energy - 1.18%
Seacor Marine Holdings, Inc. (2)	83,233		385,369

Furniture & Accessories - 1.72%
Culp, Inc.	13,900		179,032
Flexsteel Industries, Inc.	8,385		258,929
Hooker Furniture Corp.	4,720		127,393

			565,354

Home Product Stores - 0.60%
Ethan Allen Interiors, Inc.	8,353		197,966

Insurance - 3.42%
First Acceptance Corp. (2)	110,111		242,244
Genworth Financial, Inc. Class A (2)	30,000		112,500
Independence Holding Co.	10,192		505,422
Kansas City Life Insurance Co.	5,533		230,173
National Security Group, Inc.	3,041		31,839

			1,122,178

Insurance - Property & Casualty - 0.53%
Mercury General Corp.	3,130		174,247

Oil & Gas Field Services, NEC - 0.27%
Sabine Royalty Trust	2,093		89,643

Power Equipment - 1.93%
LSI Industries, Inc.	4,157		32,217
Powell Industries, Inc.	24,420		599,999

			632,216

Real Estate - 1.15%
FRP Holdings, Inc. (2)	1,379		77,114
Getty Realty Corp.	6,207		181,927
Potlatch Deltic Corp.	1,900		98,002
Regency Affiliates, Inc	3,255		19,807

			376,850

Retail - 2.99%
Haverty Furniture Cos., Inc.	1,500		50,565
Weyco Group, Inc.	41,066		930,555

			981,120

Security Services - 0.71%
Costar Technologies, Inc. (2)	51,901		233,554

Specialty Chemicals - 0.11%
Haynes International, Inc.	1,000		37,250

Specialty Industrial - 1.16%
Graham Corp.	8,114		100,614
Hurco Cos., Inc.	4,900		158,074
Preformed Line Products Co.	1,850		120,324

			379,012

Specialty Retail - 0.01%
Aaron's Co., Inc.	100		2,754

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.05%
Friedman Industries, Inc.	45,167		537,939
Universal Stainless & Alloy Products, Inc. (2)	13,272		134,976

			672,915

Transportation - 10.88%
Dorian LPG Ltd.	179,256		2,224,567
FreightCar America, Inc. (2)	121,418		550,023
Kirby Corp. (2)	2,500		119,900
Patriot Transportation Holdings, Inc. (2)	58,887		671,312

			3,565,802

Total Common Stock	(Cost $ 11,430,649)		17,476,847

Closed-End & Exchange Traded Funds - 2.44%

Barings Participation Investor	4,378		60,416
Sprott Gold Miners ETF (2) (7)	13,400		332,710
Sprott Junior Gold Miners ETF (2) (7)	11,022		407,043

Total Exchange-Traded Funds	(Cost $ 545,402)		800,169

Money Market Registered Investment Companies - 44.97%

First American Government Obligation Fund Class Z 0.02% (5)	13,739,694		13,739,694
Invesco Government & Agency Portolio Institutional Class 0.03% (5)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 14,739,694)		14,739,694

Total Investments - 100.73%	(Cost $ 26,715,745)		33,016,710

Liabilities in Excess of Other Assets -- -.73%			(239,189)

Total Net Assets - 100.00%			32,777,521

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$33,016,710	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$33,016,710		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021
(5) Variable rate security; the money market rate shown represents the yield at September 30, 2021
(6) Fair valued security deemed as Level 3 security.
(7) Exchange-traded fund.
(8) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.